                                             August 26, 1996



Dear Shareholder of The Palladian-TM- Trust:

Congratulations on your purchase of The Fulcrum Fund variable annuity and the underlying portfolios of The Palladian-TM- Trust. You are among the first investors in this country to recognize the revolutionary approach to mutual fund management. We appreciate your support of this important endeavor.

We are pleased to provide you with your June 30, 1996 Semi-Annual Report for the Trust. February 1, 1996 was the official ground-breaking launch of the portfolios within The Palladian Trust. We believe The Palladian Trust will redefine the way mutual funds operate and compensate all those who are responsible for the day to day activities of the investment management process.


The Palladian portfolios were 3 years in the making and we believe it was well worth the wait. Where in today's vast mutual fund industry does a program try to address such important concerns as: (1) conflicts of interest between Portfolio Managers and Shareholders, (2) results based compensation for Portfolio Managers and (3) continual independent evaluation of each Portfolio Manager? We believe our portfolios through The Fulcrum Fund is the only program that addresses these issues. Here's a summary of how we're addressing these important issues.

1. INVESTMENT. Each Portfolio Manager has contractually agreed to invest $1 million in their respective portfolio. This requirement attempts to better align the interests of the Portfolio Managers with each Shareholder. In effect, once the investment is made, each Portfolio Manager is managing their money along with each of the Shareholders of The Palladian Trust.

2. COMPENSATION. The Palladian portfolios try to replicate the real world in that each Portfolio Manager, after the first year of operations, will be paid on an incentive fee basis or "fulcrum fee". What this means to our shareholders is that a Portfolio Managers compensation is tied to their ability to outperform their respective benchmark. If they do so, they will earn higher than average compensation. However, if they underperform, they could potentially receive no compensation at all. What mutual fund today has this type of feature? To our knowledge, we are the first.

3. INDEPENDENT CONSULTANT. Tremont Partners is an independent investment consulting firm that will continually monitor, performance and make periodic reports and recommendations about existing Portfolio Managers. This type of continual independent review will assist in maintaining the highest quality of investment managers within The

Palladian Trust. In addition, Tremont's compensation is calculated in the same manner as the Portfolio Managers. Another check and balance to make sure we have the best firms managing our money.

The first five months of operations have posed some interesting challenges for the portfolios. We were expecting the nationwide launch of The Fulcrum Fund variable annuity product within a few months after the initial launch in the state of New York. However this did not happen and as you may know, The Fulcrum Fund is currently available only in the state of New York. Given the delay in the national product launch, each portfolio incurred higher than expected expenses. To counteract the higher than expected expenses in each portfolio, Palladian Advisors, Inc.("PAI"), the Manager of the Trust, and the Board of Trustees implemented the following course of action. First, PAI agreed to limit the other operating expenses for each portfolio from September 11, 1996 through January 31, 1997. Finally, on September 24, 1996 PAI agreed to voluntarily contribute capital to offset expenses in excess of the expense limitation from the inception of each of the Portfolios through September 10, 1996. These two actions brought the net asset values of each portfolio to the level they would have been had the expense limitations been implemented since February 1, 1996. We believe you will be very pleased about these pro-shareholder actions.

As you know, the best way to keep expenses low is to find more and more investors like you. On this note, we are proud to announce that the much anticipated national product launch of the variable annuity product is set for November 15, 1996. In addition to the variable annuity product we expect to offer our portfolios through a Single Premium Variable Life product in early 1997 and a Flexible Premium Variable Universal Life product around June 1997.

With the decline in corporate pensions and the growing concerns about the Social Security system in conjunction with longer life expectancies, variable insurance programs offer unique tax-advantaged solutions for Americans who want to build, manage, derive income from and transfer their nest eggs. The Palladian Trust is committed to being a part of these solutions.

Thank you for your support of The Fulcrum Fund and The Palladian Trust.

Sincerely,


Matthew G. Stacom                  H. Michael Schwartz
Chairman                           President
The Palladian Trust                The Palladian Trust

                               THE PALLADIAN TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FROM THE PERIOD FEBRUARY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1996

                                                                                               Global        Global
                                                                             International    Strategic   Interactive /
                                                     Value         Growth       Growth         Income       Telecomm
                                                   Portfolio      Portfolio    Portfolio      Portfolio     Portfolio      Total
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  At identified cost...........................     $709,080        $31,224      $42,607       $821,819      $527,213   $2,131,953
                                                  ----------     ----------   ----------    -----------   -----------  -----------
                                                  ----------     ----------   ----------    -----------   -----------  -----------

  At value.....................................     $787,246        $33,600      $45,321       $783,730      $533,216   $2,183,113

Cash...........................................            0         58,349       19,442        307,619        40,481      425,891

Receivables:
  Interest and dividends ......................          601            117           60         29,138         1,014       30,930
  Investments sold ............................            0          4,228            0              0             0        4,228
  Forward foreign exchange contracts to buy ...        --             --           --           302,204         --         302,204
  Shares of beneficial interest sold ..........            0              0            0              0             0            0
  Expense reimbursements ......................            0              0            0              0             0            0
Unamortized organization costs.................       21,858         21,858       22,493         21,857        21,857      109,923
Prepaid insurance..............................        2,209          2,208        2,202          2,210         2,210       11,039
                                                  ----------     ----------   ----------    -----------   -----------  -----------

  Total Assets ................................     $811,914       $120,360      $89,518     $1,446,758      $598,778   $3,067,328
                                                  ----------     ----------   ----------    -----------   -----------  -----------

LIABILITIES
Payables:
  Investments purchased .......................           $0             $0           $0       $101,166            $0     $101,166
  Due Custodian ...............................       47,987          --              --          --            --          47,987
  Forward foreign exchange contracts to buy ...        --             --              --        300,810         --         300,810
  Shares of beneficial interest purchased......            0              0            0              0             0            0
  Accrued expenses ............................       39,453         38,628       37,602         42,308        39,014      197,005
                                                  ----------     ----------   ----------    -----------   -----------  -----------

  Total Liabilities ...........................      $87,440        $38,628      $37,602       $444,284       $39,014     $646,968
                                                  ----------     ----------   ----------    -----------   -----------  -----------

NET ASSETS.....................................     $724,474        $81,732      $51,916     $1,002,474      $559,764   $2,420,380
                                                  ----------     ----------   ----------    -----------   -----------  -----------
                                                  ----------     ----------   ----------    -----------   -----------  -----------

NET ASSETS Consist of:
Undistributed net investment income / (loss)...     ($26,602)      ($18,794)    ($17,003)      ($19,730)     ($24,667)   ($106,796)
Unrealized appreciation (depreciation)
  of investments...............................       78,155          2,377        2,715        (42,527)        6,003       46,723
Accumulated net realized gain / (loss).........        1,376         10,382          630         (1,161)        2,736       13,963
Capital shares at par value....................      671,545         87,767       65,574      1,065,892       575,692    2,466,470
                                                  ----------     ----------   ----------    -----------   -----------  -----------

  Total Net Assets.............................     $724,474        $81,732      $51,916     $1,002,474      $559,764   $2,420,360
                                                  ----------     ----------   ----------    -----------   -----------  -----------
                                                  ----------     ----------   ----------    -----------   -----------  -----------

  Shares of beneficial interest outstanding....       66,830          8,688        7,142        106,397        57,615
                                                  ----------     ----------   ----------    -----------   -----------
                                                  ----------     ----------   ----------    -----------   -----------
NET ASSET  VALUE, offering price and
  redemption price per share of beneficial
  interest outstanding ........................       $10.84          $9.41        $7.27          $9.42         $9.72
                                                  ----------     ----------   ----------    -----------   -----------
                                                  ----------     ----------   ----------    -----------   -----------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                      STATEMENTS OF OPERATIONS (UNAUDITED)
FROM THE PERIOD FEBRUARY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1996

                                                                                               Global        Global
                                                                             International    Strategic   Interactive /
                                                     Value         Growth       Growth         Income       Telecomm
                                                   Portfolio      Portfolio    Portfolio      Portfolio     Portfolio      Total
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (Net of foreign withholding taxes of
  $11, $59 and $139 for the Value,
  International Growth and Global Interactive/        $2,552            $13         $336            $0        $2,300       $5,201
  Telecomm) portfolio..........................
Interest.......................................        1,707            437          246        21,982         1,678       26,050
                                                    --------       --------     --------     ---------     ---------    ---------

  Total Investment Income......................       $4,259           $450         $562       $21,982        $3,978      $31,251
                                                    --------       --------     --------     ---------     ---------    ---------

EXPENSES
Amortization of organization costs.............       $1,780         $1,780       $1,145        $1,780        $1,780       $8,265
Auditing fees..................................        4,977            302          271         8,170         4,167       17,887
Custodian fees.................................        2,385          3,422        2,541         4,454         2,304       15,016
Insurance......................................        1,797          1,800        1,806         1,797         1,797        8,997
Legal fees.....................................        3,321            204          181         5,454         2,779       11,939
Management & advisory fees.....................        1,983            112           90         3,379         1,722        7,286
Other..........................................           21              1            1            34            17           74
Portfolio accounting fees......................       11,404         11,425       11,467        11,404        11,404       57,104
Registration & filing fees.....................          689             43           37         1,130           577        2,476
Shareholders' expenses.........................          125              8            7           205           105          450
Trustee's fees and expenses....................        2,379            147          129         3,905         1,993        8,553
                                                    --------       --------     --------     ---------     ---------    ---------

  Total Expenses...............................      $30,861        $19,244      $17,585       $41,712       $28,645     $138,047

Less expense reimbursements....................           $0             $0           $0            $0            $0           $0
                                                    --------       --------     --------     ---------     ---------    ---------

  Net Expenses.................................       30,861         19,244       17,585        41,712        28,645      138,047
                                                    --------       --------     --------     ---------     ---------    ---------

NET INVESTMENT INCOME..........................     ($25,602)      ($16,794)    ($17,003)     ($19,730)     ($24,667)   ($106,796)
                                                    --------       --------     --------     ---------     ---------    ---------

REALIZED and UNREALIZED GAIN/
  (LOSS) on INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions........................       $1,376        $10,382           $0         ($615)       $2,658      $13,801
  Forward foreign exchange contracts...........        --             --            (210)       (1,299)        --          (1,509)
  Forward currency transactions................        --             --             640           754            77        1,671


Net change in unrealized appreciation/
  (depreciation) on:
  Security transactions........................      $78,155         $2,377       $2,715      ($38,089)       $6,003      $51,161
  Forward foreign exchange contracts...........            0              0            0        (5,274)            0       (5,274)
  Forward currency transactions................            0              0            0           837             0          837

Net realized and unrealized gain/(loss) on
  investments..................................      $79,531        $12,759       $3,345      ($43,886)       $8,736      $60,687
                                                    --------       --------     --------     ---------     ---------    ---------

NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS....................      $52,929        ($6,035)    ($13,656)     ($63,416)     ($15,929)    ($45,109)
                                                    --------       --------     --------     ---------     ---------    ---------
                                                    --------       --------     --------     ---------     ---------    ---------

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                               THE PALLADIAN TRUST
                 STATEMENTS OF CHANGE IN NET ASSETS (UNAUDITED)
 FROM THE PERIOD FEBRUARY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1996

                                                                                                          Global         Global
                                                                                        International    Strategic    Interactive /
                                                               Value         Growth        Growth         Income        Telecomm
                                                             Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income/(loss)......................            ($26,602)     ($18,794)     ($17,003)      ($19,730)      ($24,667)

Net realized gain/(loss) on securities.
  forward foreign exchange contracts and
  foreign currency transactions....................              1,376        10,382           830         (1,160)         2,735

Net unrealized gain/(loss) on securities,
  forward foreign exchange contracts and
  other assets and liabilities denominated
  in foreign currencies............................             76,155         2,377         2,715        (42,526)         6,003
                                                           -----------   -----------    ----------   ------------    -----------

Net increase/(decrease) in net assets
  resulting from operations........................            $52,929       ($6,035)     ($13,858)      ($63,415)      ($15,929)

Distributions to shareholders from:
  Net investment income............................                 $0            $0            $0             $0             $0
  Net realized gains on investments................                  0             0             0              0              0


Net increase/(decrease) in net
  assets from shares of beneficial
  interest transactions............................           $671,544       $87,767       $65,574     $1,065,892       $575,692
                                                           -----------   -----------    ----------   ------------    -----------

Net increase/(decrease) in net assets..............            724,473        81,732        51,918      1,002,476        559,763

NET ASSETS:
Beginning of period................................                  0             0             0              0              0
                                                           -----------   -----------    ----------   ------------    -----------
End of period......................................           $724,474       $81,732       $51,918     $1,002,474       $559,764
                                                           -----------   -----------    ----------   ------------    -----------
                                                           -----------   -----------    ----------   ------------    -----------

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
 FROM THE PERIOD FEBRUARY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1996

                                                                                                          Global        Global
                                                                                        International    Strategic    Interactive /
                                                               Value         Growth        Growth         Income        Telecomm
                                                             Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, commencement
  of operations....................................            $10.00         $10.00        $10.00         $10.00         $10.00
                                                             --------       --------    ----------       --------     ----------
INCOME/(LOSS) FROM INVESTMENT
  OPERATIONS:

Net investment income..............................             (0.42)         (4.10)        (3.29)         (0.19)         (0.45)

Net realized and unrealized gain/(loss)
  on investments...................................              1.26           3.50          0.56          (0.39)          0.16
                                                             --------       --------    ----------       --------     ----------

Total from investment operations...................              0.84          (0.59)        (2.73)         (0.58)         (0.28)
                                                             --------       --------    ----------       --------     ----------

LESS DISTRIBUTIONS:

Dividends from net investment
  income...........................................              0.00           0.00          0.00           0.00           0.00

Distributions from capital gains...................              0.00           0.00          0.00           0.00           0.00
                                                             --------       --------    ----------       --------     ----------

Total distributions................................              0.00           0.00          0.00           0.00           0.00
                                                             --------       --------    ----------       --------     ----------

Net asset value, end of year.......................            $10.64          $9.41         $7.27          $9.42          $9.72

                                                             --------       --------    ----------       --------     ----------

Total Return.......................................             8.41%         -5.93%       -27.31%         -5.78%         -2.64%
                                                             --------       --------    ----------       --------     ----------

RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:

Net assets, end of reporting period................          $724,474        $81,732       $51,916     $1,002,474       $559,764

Ratio of operating expenses to
  average net assets...............................            14.04%        155.32%       332.72%         12.13%         15.71%

Ratio of net investment income
  to average net assets............................           -11.25%        -77.72%       -77.47%         -5.45%        -12.47%

Portfolio turnover rate............................            23.15%        490.77%         0.00%         76.14%         23.55%


       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                               THE PALLADIAN TRUST
                               THE VALUE PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 1996


                                                                         VALUE
SHARES                                                                  (NOTE 1)
------                                                                  --------
            COMMON STOCKS - 104.5%
            Advertising - 3.8%
  1,000     Ackerty Communications, Inc. . . . . . . . . . . . . . . .   27,250
                                                                        -------
            Aerospace & Defense - 6.3%
    300     Boeing Company . . . . . . . . . . . . . . . . . . . . . .   26,136
    500     Precision Castparts Corp.. . . . . . . . . . . . . . . . .   21,500
                                                                        -------
                                                                         47,636
                                                                        -------
            AUTOMOTIVE EQUIPMENT & SUPPLIES - 9.2%
    600     Echlin Inc.. . . . . . . . . . . . . . . . . . . . . . . .   22,725
  1,000     Kollmorgan . . . . . . . . . . . . . . . . . . . . . . . .   14,750
  1,000     Standard Motor Products. . . . . . . . . . . . . . . . . .   17,875
    500     Wynn's International, Inc. . . . . . . . . . . . . . . . .   14,125
                                                                        -------
                                                                         69,475
                                                                        -------
            BEVERAGES - 5.0%
  1,000     Celestial Seasonings, Inc. . . . . . . . . . . . . . . . .   20,500
    500     Seagrams . . . . . . . . . . . . . . . . . . . . . . . . .   16,812
                                                                        -------
                                                                         37,312
                                                                        -------
            BROADCASTING & CABLE - 11.9%
  2,000     Chicasters, Inc. . . . . . . . . . . . . . . . . . . . . .   62,500
    300     Chris-Craft Industries, Inc. . . . . . . . . . . . . . . .   13,598
    500     Liberty Media Group. . . . . . . . . . . . . . . . . . . .   13,250
                                                                        -------
                                                                         89,346
                                                                        -------
            COMMUNICATION SERVICES - 8.4%
    500     Comsol Corp. . . . . . . . . . . . . . . . . . . . . . . .   13,000
  2,000     Loral Space & Communications . . . . . . . . . . . . . . .   27,250
                                                                        -------
                                                                         40,250
                                                                        -------
            DEPARTMENT STORES - 3.9%
  1,000     Nieman Marcus Group, Inc.. . . . . . . . . . . . . . . . .   27,000
                                                                        -------
            DIVERSIFIED - 1.6%
    500     Rollins, Inc.. . . . . . . . . . . . . . . . . . . . . . .   11,750
                                                                        -------
            ELECTRICAL EQUIPMENT & SUPPLIES - 4.9%
    500     Westinghouse Electric. . . . . . . . . . . . . . . . . . .    9,375
    500     Moog, Inc. . . . . . . . . . . . . . . . . . . . . . . . .   12,250
  1,000     Kaly Industries, Inc.. . . . . . . . . . . . . . . . . . .   15,000
                                                                        -------
                                                                         36,625
                                                                        -------
            FOOD - 5.3%
    500     Quaker Oats Co . . . . . . . . . . . . . . . . . . . . . .   20,475
  1,000     Archer Daniels Midland . . . . . . . . . . . . . . . . . .   19,125
                                                                        -------
                                                                         39,600
                                                                        -------
            GROCERY STORES - 6.5%
  1,000     Giant Food Inc.. . . . . . . . . . . . . . . . . . . . . .   35,875
  2,000     Bruno's Inc. . . . . . . . . . . . . . . . . . . . . . . .   27,750
                                                                        -------
                                                                         63,625
                                                                        -------
            INDUSTRIAL INORGANIC CHEMICALS - 2.8%
  1,000     Church & Dwight Co., Inc.. . . . . . . . . . . . . . . . .   20,875
                                                                        -------
            INDUSTRIAL EQUIPMENT & SUPPLIES - 5.5%
  2,000     AMPCO - Pittsburgh Corp. . . . . . . . . . . . . . . . . .   23,250
  1,000     Goulds Pumps . . . . . . . . . . . . . . . . . . . . . . .   25,625
    300     Sequa Corp.. . . . . . . . . . . . . . . . . . . . . . . .   15,000
                                                                        -------
                                                                         63,875
                                                                        -------
            LABORATORY APPARATUS - 2.8%
  2,000     Ametek Inc.. . . . . . . . . . . . . . . . . . . . . . . .   21,750
                                                                        -------
            NEWSPAPERS/PUBLISHING - 10.6%
    500     Lee Enterprises, Inc.. . . . . . . . . . . . . . . . . . .   11,512
    500     Media General Inc. . . . . . . . . . . . . . . . . . . . .   13,625
    500     Meredith Corp. . . . . . . . . . . . . . . . . . . . . . .   20,875
    500     Pulitzer Publishing. . . . . . . . . . . . . . . . . . . .   29,025
                                                                        -------
                                                                         80,937
                                                                        -------
            NON-DURABLE GOODS - 4.0%
    500     Culbro Corporation . . . . . . . . . . . . . . . . . . . .   29,513
                                                                        -------
            OIL & GAS - 1.6%
  1,000     RPC Inc. . . . . . . . . . . . . . . . . . . . . . . . . .   11,500
                                                                        -------
            PAPER & PLASTIC PRODUCTS - 3.9%
    500     Petro Corp.. . . . . . . . . . . . . . . . . . . . . . . .   13,250
    500     Grief Bros. Corp.. . . . . . . . . . . . . . . . . . . . .   16,000
                                                                        -------
                                                                         29,250
                                                                        -------
            TELECOMMUNICATIONS - 6.2%
  1,000     Centennial Cellular Corp.. . . . . . . . . . . . . . . . .   16,875
    500     Telephone & Data Systems . . . . . . . . . . . . . . . . .   22,500
                                                                        -------
                                                                         39,375
                                                                        -------


TOTAL INVESTMENTS (COST $700,060)                     108.7%            757,248
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                      8.7%            (62,772)
-------------------------------------------------------------------------------
NET ASSETS                                            100.0%            724,476
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                              THE GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 1996

                                                                         VALUE
SHARES                                                                  (NOTE 1)
------                                                                  --------
            COMMON STOCKS - 39.0%
            AUTOMOTIVE SERVICES - 1.2%
     50     Olympic Financial, Inc.. . . . . . . . . . . . . . . . . .    1,151
                                                                        -------
            BANKS & FINANCIAL SERVICES - 1.8%
     25     Bank of New York - Warrants. . . . . . . . . . . . . . . .    1,035
     50     Mercury Financial Co.. . . . . . . . . . . . . . . . . . .      637
                                                                        -------
                                                                          1,672
                                                                        -------
            BUILDING RESIDENTIAL & COMMERCIAL - 0.5%
     20     Cond. Homes Holding Corp.. . . . . . . . . . . . . . . . .      430
                                                                        -------
            BUSINESS SERVICES - 1.3%
     50     Personnel Group of America, Inc. . . . . . . . . . . . . .    1,232
                                                                        -------
            COMMUNICATION SERVICES - 1.2%
     50     Brite Voice Systems, Inc.. . . . . . . . . . . . . . . . .    1,075
                                                                        -------
            COMPUTERS & DATA PROCESSING - 3.0%
     10     Hewlett Packard Company. . . . . . . . . . . . . . . . . .      996
     50     PC Docs Group Intl., Inc.. . . . . . . . . . . . . . . . .      993
    100     Sunriver Corporation . . . . . . . . . . . . . . . . . . .      787
                                                                        -------
                                                                          2,776
                                                                        -------

            ENTERTAINMENT - 1.2%
    110     Quintal Entertainment, Inc.. . . . . . . . . . . . . . . .    1,156
                                                                        -------
            ENVIRONMENTAL SCVS. & WASTE DISPOSAL - 2.7%
     40     USA Waste Services, Inc. . . . . . . . . . . . . . . . . .    1,185
     40     United Waste Systems, Inc. . . . . . . . . . . . . . . . .    1,291
                                                                        -------
                                                                          2,476
                                                                        -------
            HEALTH SERVICES - 1.0%
    100     Neurocrine Biosciences, Inc. . . . . . . . . . . . . . . .      887
                                                                        -------
            INDUSTRIAL EQUIPMENT - 1.8%
     50     Platinum Technology, Inc.. . . . . . . . . . . . . . . . .      756
    100     Starsight Telecast, Inc. . . . . . . . . . . . . . . . . .      912
                                                                        -------
                                                                          1,668
                                                                        -------
            MACHINERY - 1.5%
    100     Figgs International. . . . . . . . . . . . . . . . . . . .    1,425
                                                                        -------
            MEDICAL SUPPLIES - 3.6%
     40     Safeskin Corp. . . . . . . . . . . . . . . . . . . . . . .    1,661
     50     Ameridata Technologies, Inc. . . . . . . . . . . . . . . .      794
     50     Bacou USA, Inc.. . . . . . . . . . . . . . . . . . . . . .      887
                                                                        -------
                                                                          3,342
                                                                        -------
            MISCELLANEOUS - 0.5%
    100     Geographics, Inc.. . . . . . . . . . . . . . . . . . . . .      588
                                                                        -------
            OIL & GAS SERVICES - 0.4%
     25     Digicon, Inc.. . . . . . . . . . . . . . . . . . . . . . .      418
                                                                        -------
            RESTAURANTS - 7.4%
     50     CKE Restaurants. . . . . . . . . . . . . . . . . . . . . .    1,275
    100     Cooker Restaurant Corp.. . . . . . . . . . . . . . . . . .    1,337
     30     Lone Star Steakhouse & Saloon. . . . . . . . . . . . . . .    1,132
     40     Manhattan Bagel Company. . . . . . . . . . . . . . . . . .      590
     50     Landy's Seafood Restaurants. . . . . . . . . . . . . . . .    1,237
     50     Dave & Buster's, Inc.. . . . . . . . . . . . . . . . . . .    1,337
                                                                        -------
                                                                          6,906
                                                                        -------
            RESTAURANT EQUIPMENT - 1.5%
    100     Turbochef, Inc.. . . . . . . . . . . . . . . . . . . . . .    1,476
                                                                        -------
            RETAIL - 3.4%
     40     Friedman's Inc.. . . . . . . . . . . . . . . . . . . . . .    1,020
     90     Renters Choice . . . . . . . . . . . . . . . . . . . . . .    1,276
     10     Fita Holdings Spd., ADR. . . . . . . . . . . . . . . . . .      862
                                                                        -------
                                                                          3,158
                                                                        -------
            SEMICONDUCTOR CAPITAL EQUIPMENT - 0.7%
     50     Advanced Technology Material . . . . . . . . . . . . . . .      875
                                                                        -------
            TELECOMMUNICATIONS - 1.2%
     20     Worldcom, Inc. . . . . . . . . . . . . . . . . . . . . . .    1,107
                                                                        -------

TOTAL INVESTMENTS (COST $31,224)                       41.1%             33,800
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                     58.9%             48,132
-------------------------------------------------------------------------------
NET ASSETS                                            100.0%             81,732
-------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                       THE INTERNATIONAL GROWTH PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 1996


                                                                      VALUE
 SHARES                                                              (NOTE 1)
 ------                                                              --------
          COMMON STOCKS - 65.5%
          SWITZERLAND - 14.0%
    10    Stratec Holding. . . . . . . . . . . . . . . . . . . . . .    9,713
          FINLAND - 11.9%                                            --------
   500    Benefon. . . . . . . . . . . . . . . . . . . . . . . . . .    8,261
          FRANCE - 15.2%                                             --------
    75    Axime (Ex Segin) . . . . . . . . . . . . . . . . . . . . .   10,504
          HONG KONG - 10.9%                                          --------
22,500    Joyce Boutique . . . . . . . . . . . . . . . . . . . . . .    7,556
          SWEDEN - 13.4%                                             --------
   500    Nobel Biocare. . . . . . . . . . . . . . . . . . . . . . .    9,287
                                                                     --------


TOTAL INVESTMENTS (COST $42,607)                     87.3%             45,321
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                   12.7%              6,595
-----------------------------------------------------------------------------
NET ASSETS                                          100.0%             51,916
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                      THE GLOBAL STRATEGIC INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 1996

                                                                         VALUE
FACE VALUE                                                             (NOTE 1)
----------                                                             --------
               UNITED STATES DOLLAR BOND - 41.5%
   450,000     U.S. Treasury Note                                       429,609
                 5.250% due 1/31/01

               GERMAN DEUTSCHE MARK BOND - 24.4%
   350,000     Deutschland Republic
                 8.000% due 7/22/02                                    $253,094

               JAPANESE YEN BOND - 9.8%
11,400,000     JAPAN - 184 (10 Year Issue)
                 2.900% due 12/20/05                                    101,026

TOTAL INVESTMENTS (COST $821,819)                        78.2%          783,729
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                       21.8%          218,745
-------------------------------------------------------------------------------
NET ASSETS                                              100.0%        1,002,474
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

 NUMBER                                                    CONTRACT    MARKET
   OF                                                        VALUE     VALUE
CONTRACTS                                                    DATE     (NOTE 1)
---------                                                  --------   --------
FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
   121,456     German Deutsche Mark. . . . . . . . . . .   07/22/96    $79,982
15,499,998     Japanese Yen. . . . . . . . . . . . . . .   07/22/96    142,298
 3,800,000     Spanish Peseta. . . . . . . . . . . . . .   07/22/96     29,646
77,199,998     Italian Lira. . . . . . . . . . . . . . .   07/22/96     50,278

--------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $300,808)                                            $302,204
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                   THE GLOBAL INTERACTIVE / TELECOMM PORTFOLIO
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 1996


                                                                      VALUE
 SHARES                                                              (NOTE 1)
 ------                                                              --------
          COMMON STOCKS - 91.3%
          CANADA - 1.7%
   500    British Columbia Telecomm. . . . . . . . . . . . . . . . .    9,725
                                                                     --------
          GREAT BRITAIN - 2.7%
 2,000    Flextech PLC . . . . . . . . . . . . . . . . . . . . . . .   15,779
                                                                     --------
          FOREIGN - 7.0%
 1,000    Grupo Televisa, GDS. . . . . . . . . . . . . . . . . . . .   30,750
   500    Haves S.A. Sports, ADR . . . . . . . . . . . . . . . . . .   10,222
                                                                     --------
                                                                       40,972
                                                                     --------
          UNITED STATES - 79.9%
          BROADCASTING, MEDIA & RADIO - 12.5%
 1,000    Multi-Market Radio, Class A. . . . . . . . . . . . . . . .   10,937
   500    The News Corporation, Ltd. ADR . . . . . . . . . . . . . .   11,750
   500    Time Warner, Inc.. . . . . . . . . . . . . . . . . . . . .   19,626
 1,000    Citicasters, Inc., Class A . . . . . . . . . . . . . . . .   31,250
                                                                     --------
                                                                       73,563
                                                                     --------
          COMPUTER SOFTWARE - 2.1%
   100    Microsoft Corporation. . . . . . . . . . . . . . . . . . .   12,012
                                                                     --------
          CABLE - 12.3%
   500    Cablevision Systems Corp.. . . . . . . . . . . . . . . . .   23,125
 1,000    Home Shopping Network. . . . . . . . . . . . . . . . . . .   12,000
 1,000    Tele-Communications, Inc.. . . . . . . . . . . . . . . . .   18,125
 1,000    Comcest Corp. Class A. . . . . . . . . . . . . . . . . . .   18,375
                                                                     --------
                                                                       71,525
                                                                     --------
          COMMUNICATION SERVICES - 5.2%
   500    Comsat Corp. . . . . . . . . . . . . . . . . . . . . . . .   13,000
 1,000    Loral Space & Communications . . . . . . . . . . . . . . .   13,625
 1,000    Rogers Communications, Class B . . . . . . . . . . . . . .    9,376
                                                                     --------
                                                                       38,001
                                                                     --------
          DIVERSIFIED - 11.7%
 1,000    Westinghouse Electric. . . . . . . . . . . . . . . . . . .   18,750
   300    Sony Corp., ADR. . . . . . . . . . . . . . . . . . . . . .   19,838
 1,050    Gaylord Entertainment. . . . . . . . . . . . . . . . . . .   29,682
                                                                     --------
                                                                       86,250
                                                                     --------
          ENTERTAINMENT - 3.2%
 1,000    Intl Family Entertainment. . . . . . . . . . . . . . . . .   18,500
                                                                     --------
          MISCELLANEOUS - 5.2%
   700    Santa Anita Realty Entertainment . . . . . . . . . . . . .    8,837
 1,000    United International Holding, Class A. . . . . . . . . . .   13,751
   300    Liberty Media Group, Class A . . . . . . . . . . . . . . .    7,950
                                                                     --------
                                                                       30,538
                                                                     --------
          TELECOMMUNICATIONS - 26.8%
   500    Airtouch Communications, Inc.. . . . . . . . . . . . . . .   14,125
   500    BCE, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .   19,750
   300    Bell Atlantic. . . . . . . . . . . . . . . . . . . . . . .   19,125
   500    Cable & Wireless, plc., ADR. . . . . . . . . . . . . . . .    9,878
   500    Century Telephone Enterprises. . . . . . . . . . . . . . .   15,937
 1,000    New World Communications Group . . . . . . . . . . . . . .   14,625
   300    NYNEX Corp.. . . . . . . . . . . . . . . . . . . . . . . .   14,250
 1,500    Rogers Comtel Mobile, Class B. . . . . . . . . . . . . . .   35,082
   300    Telephone Data Systems . . . . . . . . . . . . . . . . . .   13,501
                                                                     --------
                                                                      158,251
                                                                     --------

TOTAL INVESTMENTS (COST $527,213)                      95.3%          533,216
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                      4.7%           26,548
-----------------------------------------------------------------------------
NET ASSETS                                            100.0%          559,784
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Palladian Trust

Notes to Financial Statements

1.   ORGANIZATION

The Palladian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company organized as a Massachusetts business trust. As of the date of this report the Trust had outstanding shares for six managed investment Portfolios: Value Portfolio, Growth Portfolio, Balanced Portfolio, International Growth Portfolio, Global Strategic Income Portfolio and Global Interactive / Telecomm Portfolio. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) and advisers to the Portfolios and their affiliates.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Debt securities with a maturity date at time of purchase of 60 days or less are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by, or under the direction of the Board of Trustees.

FOREIGN CURRENCY. The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion that arises from in market prices of investment during the period. Accordingly, all such changes have been reflected as net gain/(loss) on security transactions in the Statement of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency transactions. Unrealized gains and losses on securities, which result from changes in forward currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation / (depreciation) of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade is included in realized gain/(loss) from investment securities sold.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios may enter into forward foreign currency contracts. Foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
The Portfolios may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Portfolios' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Portfolios have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Portfolios have acquired or hedged through currency contracts at June 30, 1996. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Portfolios' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Portfolios as an unrealized gain or loss. When the contract is closed or delivery is taken, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FEDERAL INCOME TAXES. Each Portfolio of the Trust is a separate entity for Federal income tax purposes. No provision for Federal income taxes has been made since each Portfolio of the Trust has complied and intends to continue to comply with provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all or substantially all federal income taxes.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid quarterly for all portfolios. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period.

EXPENSES. The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to a Portfolio are charged to a Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios based upon the relative net assets of each Portfolio.

ORGANIZATION EXPENSE. Organization expense were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Each Portfolio's organizational fees payable includes fees and expenses payable to Palladian Advisors, Inc. ("PAI") of $141,828. The amount paid by the Trust on any redemption by PAI or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after into account any prior redemptions of the Initial Shares of the Portfolio.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust, receives $1,500 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust. For the quarter ending June 30, 1996 the Trust incurred $9,000 in Trustee fees, which was prorated to each portfolio.

3. MANAGER, PORTFOLIO ADVISOR, PORTFOLIO MANAGERS, ADMINISTRATION FEES AND OTHER TRANSACTIONS.

Palladian Advisors, Inc. ("PAI") serves as overall Manager of the Trust and is responsible for general investment supervisory services to the Portfolios. PAI evaluates and recommends to the Trust registered investment advisors to be retained by the Trust on behalf of each of the Portfolios as Portfolio Managers and monitors and assesses their performance and makes periodic reports to the Trust. In performing these responsibilities, the Manager will rely on the services of Tremont Partners, Inc., which has been retained as Portfolio Advisor.

As Portfolio Advisor, Tremont provides research concerning registered investment advisors to be retained by the Trust as Portfolio Managers, monitors and assists PAI with the periodic reevaluation of existing Portfolio Managers and makes periodic reports to PAI and the Trust. PAI, not the Trust, pays the fees of the Portfolio Advisor.

The Trust and PAI have entered into portfolio management agreements with various Portfolio Managers. The Portfolio Managers for the Portfolios are as follows:
GAMCO Investors, Inc. serves as the Portfolio Manager for The Value Portfolio and The Global Interactive/Telecomm Portfolio; Stonehill Capital Management, Inc. serves as the Portfolio Manager of The Growth Portfolio; Bee & Associates Incorporated serves as the Portfolio Manager of The International Growth Portfolio, and Fischer Francis Trees & Watts serves as the Portfolio Manager of The Global Strategic Income Portfolio.

Each Portfolio pays an overall management fee, computed and accrued daily and paid monthly, based on its average daily net assets. For the first twelve months of operations, the management fee is .80% of average net assets. After that time, the base fee will be 2.0%, but may vary between 0% and 4% depending on the performance of a Portfolio compared to that of an appropriate benchmark. Each Portfolio Manager will receive 80% of the fee, and PAI will receive the remaining 20%. PAI is responsible for paying the fee of Tremont, which equals 32.5% of the fee received by PAI.

Investors Bank & Trust Company provides transfer agency, portfolio accounting and custody services for the Trust. The transfer agency and portfolio accounting fees are the greater of $40,000 or .05% of net assets for the first $600 million and .03% of the net assets in excess of $600 million. Custody fees are separated between domestic and global.

Western Capital Financial Group, Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Trust. The Distributor does not currently charge any fees for servicing in this capacity.

Certain officers of the Trust are also officers of PAI and the Distributor.

An individual, together with certain affiliated entities, owns a majority interest in the parent company of Tremont. The individual is also an officer of GAMCO Investors, Inc. selected by Tremont to provide investment advisory services to two Portfolios of the Trust.

An officer of the Distributor is also an officer of PAI, and a trustee and officer of the Trust. An officer of PAI is also a trustee and officer of the Trust.

4. PURCHASES AND SALES OF SECURITIES. The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the quarter ending June 30, 1996 were as follows:

                                                   Purchases         Sales
                                                   ---------         -----

     Value                                          $832,199       $123,109
     Growth                                         $141,823       $102,964
     International Growth                            $32,910          -----
     Global Strategic Income                        $860,611       $489,214
     Global Telecomm / Interactive                  $625,940        $98,727

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government Securities, excluding short-term investments, for the quarter ending June 30, 1996 were as follows:


                                                   Purchases         Sales
                                                   ---------         -----
     Global Strategic Income                        $451,688          -----

5. SHARES OF BENEFICIAL INTEREST. Each Portfolio of the Trust may issue an unlimited number of shares of beneficial interest without par value.

                                                        MONTH ENDED - 6/30/96
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
VALUE PORTFOLIO:
  Sold. . . . . . . . . . . . . . . . . . . . . .     66,865          $671,929
  Issued as reinvestment of dividends . . . . . .          0                 0
  Redeemed. . . . . . . . . . . . . . . . . . . .        (35)             (385)
                                                    --------------------------
  Net increase. . . . . . . . . . . . . . . . . .     66,830          $671,544
                                                    --------------------------
                                                    --------------------------

                                                        MONTH ENDED - 6/30/96
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
GROWTH PORTFOLIO:
  Sold. . . . . . . . . . . . . . . . . . . . . .      8,696           $87,857
  Issued as reinvestment of dividends . . . . . .          0                 0
  Redeemed. . . . . . . . . . . . . . . . . . . .         (8)              (90)
                                                    --------------------------
  Net increase. . . . . . . . . . . . . . . . . .      8,688           $87,767
                                                    --------------------------
                                                    --------------------------

                                                        MONTH ENDED - 6/30/96
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO:
  Sold. . . . . . . . . . . . . . . . . . . . . .      7,142           $65,574
  Issued as reinvestment of dividends . . . . . .          0                 0
  Redeemed. . . . . . . . . . . . . . . . . . . .          0                 0
                                                    --------------------------
  Net increase. . . . . . . . . . . . . . . . . .      7,142           $65,574
                                                    --------------------------
                                                    --------------------------

                                                        MONTH ENDED - 6/30/96
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME PORTFOLIO:
  Sold. . . . . . . . . . . . . . . . . . . . . .    141,960        $1,399,125
  Issued as reinvestment of dividends . . . . . .          0                 0
  Redeemed. . . . . . . . . . . . . . . . . . . .    (35,563)         (333,233)
                                                    --------------------------
  Net increase. . . . . . . . . . . . . . . . . .    106,397        $1,065,892
                                                    --------------------------
                                                    --------------------------

                                                        MONTH ENDED - 6/30/96
                                                     SHARES            AMOUNT
--------------------------------------------------------------------------------
GLOBAL INTERACTIVE / TELECOMM PORTFOLIO:
  Sold. . . . . . . . . . . . . . . . . . . . . .     57,615          $575,692
  Issued as reinvestment of dividends . . . . . .          0                 0
  Redeemed. . . . . . . . . . . . . . . . . . . .          0                 0
                                                    --------------------------
   Net increase . . . . . . . . . . . . . . . . .     57,615          $575,692
                                                    --------------------------
                                                    --------------------------

6. SUBSEQUENT EVENTS. On August 8, 1996, under the terms approved by the Board of Trustees of the Portfolios, PAI agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's "other expenses" (i.e., expenses other than management fees) exceeds the expense limitation for that Portfolio from September 11, 1996 through January 31, 1997. The Portfolios will not pay PAI its advisory fee while a receivable is due the Portfolios as a result of the expense limitations, except that the portion of the advisory fee that PAI is obligated to pay Tremont Partners, Inc. will be paid. The expense limitations for each of the Portfolio's as a percentage of average daily net assets are as follows:

Portfolio                                Limitation on other expenses
---------                                ----------------------------
Value                                                0.70%
Growth                                               0.70%
International Growth                                 1.20%
Global Strategic Income                              1.20%
Global Interactive / Telecomm                        1.20%

PAI, if agreed to by the Board, may continue the voluntary expense limitation past January 31, 1997. Thereafter, each Portfolio is required to reimburse PAI for any fees it waived or expenses it reimbursed pursuant to the expense limitation, provided that such reimbursement would not cause the Portfolio's "other expense" ratio to exceed the expense limitations set forth above.

PAI has acknowledged that, upon termination of the Investment Management Agreement between PAI and the Portfolios, the Portfolios would not be liable to PAI for any waived or reimbursed fees which have not been reimbursed. Under the terms of the Agreement, the Board of Trustees or the Portfolios shareholders may terminate the Agreement at any time upon 60 days notice. Since the amounts due PAI are dependent upon future events and the Agreement is terminable, the amount of the total obligation cannot be reasonably estimated. The repayment to PAI will be recorded in future years as an expense and a liability at each net asset value determination date to the extent that such repayment does not cause the Portfolio to exceed the expense limitation.

In addition, on September 24, 1996 PAI agreed to voluntarily contribute capital to each of Portfolios as follows:

Portfolio                                           Amount
---------                                           ------
Value                                             $51,906.35
Growth                                            $49,230.63
International Growth                              $34,947.29
Global Strategic Income                           $52,077.06
Global Interactive / Telecomm                     $40,662.47

The amounts were contributed to offset expenses accrued to the Portfolios in excess of the expense limitations set forth above from the period from the inception of the Portfolios to

September 10, 1996. PAI received no shares of beneficial interest or other consideration in exchange for these contributions. These capital contributions resulted in an increase to paid capital for each Portfolio.

These transactions had no impact on the financial statements of the Portfolios as of June 30, 1996.